Share based compensation - Option activities (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2021 CNY (¥) shares
RSUs
Weighted Average Grant Date Fair Value per Share
Granted weighted average grant date fair value			$ 0.9203	$ 0.3722
Forfeited weighted average grant date fair value		$ 0.6266	$ 0.4077	$ 0.2433
Employee stock options
Share Options
Granted | shares	5,055,208	5,009,222
Cancelled | shares		(228,624)
Outstanding as of December 31, 2021 | shares		4,780,598
Vested and expected to vest, share options | shares					4,780,598
Weighted Average Grant Date Fair Value per Share
Granted		$ 1.4350
Cancelled		1.4350
Outstanding as of December 31, 2021		1.4350
Vested and expected to vest, weighted average grant date fair value		$ 1.4350
Weighted Average Remaining Contractual Life		9 years 7 months 20 days	0 years
Weighted average remaining contractual life vested and expected to vest		9 years 7 months 20 days
Weighted average remaining contractual life, Exercisable		0 years
Aggregate Intrinsic Value | ¥					¥ 21,945
Aggregate intrinsic value vested and expected to vest | ¥					¥ 21,945